Annual Total Returns- JPMorgan 100 U.S. Treasury Securities Money Market Fund (IM Shares) [BarChart] - IM Shares - JPMorgan 100 U.S. Treasury Securities Money Market Fund - Capital	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	none	none	none	none	0.18%	0.73%	1.70%	2.04%	0.37%